Leases - Summary of statement of profit or loss information about leases for lessee (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of statement of profit or loss information about leases for lessee [Line Items]
Depreciation of Right-of-use assets	₩ 396,214	₩ 398,716	₩ 404,175
Depreciation of Investment Properties	15	1,794	19,113
Interest expense relating to lease liabilities	41,469	36,651	44,091
Expense relating to short-term leases	12,876	7,984	10,998
Expense relating to leases of low-value assets that are not short-term leases	26,813	26,033	25,894
Expense relating to variable lease payments not included in lease liabilities	4,827	8,400	8,096
Property and building [member]
Disclosure of statement of profit or loss information about leases for lessee [Line Items]
Depreciation of Right-of-use assets	305,120	303,984	290,168
Machinery and communication line facilities [member]
Disclosure of statement of profit or loss information about leases for lessee [Line Items]
Depreciation of Right-of-use assets	31,140	41,794	58,419
Other [member]
Disclosure of statement of profit or loss information about leases for lessee [Line Items]
Depreciation of Right-of-use assets	₩ 59,954	₩ 52,938	₩ 55,588